Stock Options (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Schedule of incentive stock options granted under the Plan

The Company had the following incentive stock options granted under the 2019 Plan, 2016 Plan, and Plan that are issued and outstanding as at March 31, 2021:

		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2020	Granted	Exercised	or Expired	March 31, 2021
May 26, 2020	CDN	$4.20	21,429	—	—	(21,429)	—
July 10, 2020	CDN	$3.85	7,143	—	—	(7,143)	—
February 4, 2021	CDN	$2.45	57,143	—	(57,143)	—	—
May 6, 2021	CDN	$2.45	74,286	—	(62,858)	(11,428)	—
October 27, 2021	CDN$	$4.34	71,429	—	—	—	71,429
February 2, 2022	CDN	$5.25	65,286	—	—	—	65,286
May 26, 2022	CDN	$5.25	148,214	—	—	—	148,214
December 18, 2022	CDN	$3.15	25,000	—	—	—	25,000
May 4, 2023	CDN	$3.50	75,714	—	(5,357)	—	70,357
November 30, 2023	CDN	$3.01	50,000	—	—	—	50,000
February 12, 2024	CDN	$3.50	78,571	—	—	—	78,571
January 30, 2022	CDN	$2.59	25,000	—	(5,357)	—	19,643
January 30, 2025	CDN	$2.59	319,286	—	(5,893)	(3,571)	309,822
July 3, 2022	CDN	$4.90	—	14,286	(7,143)	—	7,143
July 3, 2025	CDN	$4.90	—	51,429	(1,786)	—	49,643
November 19, 2025	US	$20.00	—	300,000	—	—	300,000
December 4, 2025	US	$20.00	—	20,000	—	—	20,000
Total outstanding			1,018,501	385,715	(145,537)	(43,571)	1,215,108
Total exercisable			629,750				882,964
Weighted Average
Exercise Price (CDN$)			$3.50	$21.70	$2.65	$3.55	$9.35
Weighted Average Remaining Life			3.0 years				3.1 years

The Company had the following incentive stock options granted under the 2019 Plan, 2016 Plan, and Plan that are issued and outstanding as at March 31, 2020:

	Exercise	Balance			Forfeited	Balance
Expiry Date	Price (CDN$)	March 31, 2019	Granted	Exercised	or Expired	March 31, 2020
December 23, 2019	$1.75	419,245	—	(90,721)	(328,524)	—
March 25, 2020	$1.75	28,571	—	(28,571)	—	—
May 26, 2020	$4.20	21,429	—	—	—	21,429
July 10, 2020	$3.85	7,143	—	—	—	7,143
February 4, 2021	$2.45	71,429	—	—	(14,286)	57,143
May 6, 2021	$2.45	75,714	—	—	(1,428)	74,286
October 27, 2021	$4.34	71,429	—	—	—	71,429
February 2, 2022	$5.25	95,000	—	—	(29,714)	65,286
May 26, 2022	$4.20	28,571	—	—	(28,571)	—
May 26, 2022	$5.25	148,214	—	—	—	148,214
December 18, 2022	$3.15	33,571	—	—	(8,571)	25,000
May 4, 2023	$3.50	90,000	—	—	(14,286)	75,714
November 30, 2023	$3.01	50,000	—	—	—	50,000
February 12, 2024	$3.50	92,857	—	—	(14,286)	78,571
January 30, 2022	$2.59	—	25,000	—	—	25,000
January 30, 2025	$2.59	—	319,286	—	—	319,286
Total outstanding		1,233,173	344,286	(119,292)	(439,666)	1,018,501
Total exercisable		983,388				629,750
Weighted Average
Exercise Price (CDN$)		$3.15	$2.59	$1.75	$2.31	$3.50
Weighted Average Remaining Life						3.0 years

The Company had the following incentive stock options granted under its Plan and 2016 Plan that are issued and outstanding at March 31, 2019:

	Exercise	Balance			Forfeited	Balance
Expiry Date	Price (CDN$)	March 31, 2018	Granted	Exercised	or Expired	March 31, 2019
July 3, 2018	$2.80	7,143	—	—	(7,143)	—
July 3, 2018	$1.75	107,143	—	(7,143)	(100,000)	—
September 1, 2018	$1.75	2,857	—	(2,857)	—	—
December 23, 2019	$1.75	508,531	—	(85,714)	(3,572)	419,245
March 25, 2020	$1.75	28,571	—	—	—	28,571
May 26, 2020	$4.20	21,429	—	—	—	21,429
July 10, 2020	$3.85	7,143	—	—	—	7,143
February 4, 2021	$2.45	71,429	—	—	—	71,429
May 6, 2021	$2.45	75,714	—	—	—	75,714
October 27, 2021	$4.34	71,429	—	—	—	71,429
February 2, 2022	$5.25	102,143	—	—	(7,143)	95,000
May 26, 2022	$4.20	28,571	—	—	—	28,571
May 26, 2022	$5.25	148,214	—	—	—	148,214
December 18, 2022	$3.15	33,571	—	—	—	33,571
May 4, 2023	$3.50	—	90,000	—	—	90,000
November 30, 2023	$3.01	—	50,000	—	—	50,000
February 12, 2024	$3.50	—	92,857	—	—	92,857
Total outstanding		1,213,888	232,857	(95,714)	(117,858)	1,233,173
Total exercisable		1,000,531				983,388
Weighted Average
Exercise Price (CDN$)		$2.87	$3.36	$1.75	$2.03	$3.15
Weighted Average Remaining Life						2.3 years

Schedule of weighted-average assumptions used for valuation of stock option grants
For the year ended	March 31, 2021	March 31, 2020	March 31, 2019
Share price on grant date	$17.21	CDN$2.59	CDN$3.29
Exercise price	$17.21	CDN$2.59	CDN$3.36
Risk-free interest rate	0.47%	1.35%	1.31%
Expected life of options	5 years	5 years	5 years
Annualized volatility (1)	73%	73%	100%
Dividend rate	N/A	N/A	N/A
(1) Expected volatility was determined by reference to historical volatility of similar entities following a comparable period of lives.